DISCONTINUED OPERATIONS - Disposition of mining pool business (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 31, 2024	Feb. 29, 2024 USD ($) $ / shares	Dec. 28, 2023 USD ($)
Subsequent Event
DISCONTINUED OPERATIONS
Consideration by retaining	71.37	71.37
Fair value of retained bitcoins		$ 3,000
Price per bitcoin | $ / shares		$ 42
Discontinued Operations | Mining pool operation
DISCONTINUED OPERATIONS
Consideration			$ 5,000
Initial payment			3,000
Second payment			1,000
Third payment			$ 1,000